Short-term and long-term borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Short-term and long-term borrowings	Short-term and long-term borrowings
The following table represents borrowings from DoubleU Games (in thousands):

	Interest rate	Maturity	June 30, 2026	December 31, 2025
Current portion of borrowings with related party (1)	4.60%	May 27, 2026	$—	$34,846
Long-term borrowings with related party	4.60%	May 27, 2028	$32,436	$—

(1) DoubleU Games extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of December 31, 2025 was $34.8 million. The 4.6% Senior Notes were scheduled to mature in May 2026. In May 2026, following a voluntary interest payment of $3.1 million, the maturity of each 4.6% Senior Note was extended by two years to May 27, 2028, covering the remaining outstanding principal amount under the 4.6% Senior Notes.